SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Notes)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION
Summary Of Significant Accounting Policies

Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp. (First Financial or the Company), a bank holding company, principally serving Ohio, Indiana and Kentucky, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank, N.A. (First Financial Bank or the Bank). All significant intercompany transactions and accounts have been eliminated in consolidation. As detailed below, certain reclassifications of prior years' amounts, including covered loans and the related allowance for loan and lease losses in the Consolidated Balance Sheets have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.
Effective October 1, 2014, the five-year loss sharing coverage period for non-single family assets expired and the majority of the Company’s formerly covered assets were no longer subject to FDIC loss sharing protection. As a result of this expiration, and the insignificant balance of assets that remain subject to FDIC loss sharing protection for five more years relative to the Company’s total assets, all covered loans and the related allowance for loan and lease losses-covered, as well as provision for covered loan and lease losses, have been reclassified in the Consolidated Financial Statements, and all credit quality metrics have been updated to include covered and formerly covered assets.

Use of estimates. The preparation of Consolidated Financial Statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment securities. First Financial classifies debt and equity securities into three categories: held-to-maturity, trading and available-for-sale. Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as appropriate.

Investment securities are classified as held-to-maturity when First Financial has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded at amortized cost.

Investment securities classified as trading are held principally for resale in the near term and are recorded at fair value. Gains or losses, either unrealized or realized, are reported in noninterest income. Quoted market prices are used to determine the fair value of trading securities.

Investment securities not classified as either held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are included in interest income from investment securities.

Realized gains and losses are based on the amortized cost of the security sold using the specific identification method. Available-for-sale and held-to-maturity securities are reviewed quarterly for potential impairment. In performing this review, management considers the length of time and extent to which the fair value of the security has been less than amortized cost, the financial condition and near-term prospects of the issuer and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income.

Other investments include holdings in Federal Reserve Bank (FRB) stock and Federal Home Loan Bank (FHLB) stock. FRB and FHLB stock are both carried at cost.

Loans held for sale. Loans held for sale consists of residential real estate loans newly originated for the purpose of sale to third parties, and in certain circumstances, loans previously originated that have been specifically identified by management for sale based on predetermined criteria. Loans originated for sale are immediately classified as held for sale upon origination and are considered to be at fair market value due to the commitment to sell in a short timeframe. Loans transferred to held for sale status are carried at the lower of cost or fair value with any difference charged to the allowance for loan and lease losses. Any subsequent change in the carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income.

Loans and leases, excluding purchased impaired loans. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs, and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield. Interest income is recorded on an accrual basis. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed. Any payments received while a loan is classified as nonaccrual are applied as a reduction to the carrying value of the loan. A loan may return to accrual status if collection of future principal and interest payments is no longer doubtful.

Acquired loans. Acquired loans are recorded at their estimated fair value at the time of acquisition. Estimated fair values for acquired loans are based on a discounted cash flow methodology that considers various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Acquired loans are grouped together according to similar characteristics and treated in the aggregate when applying various valuation techniques. Certain loans acquired in Federal Deposit Insurance Corporation (FDIC)-assisted transactions were initially covered under loss sharing agreements and are referred to as covered loans during indemnification period. Subsequent to the indemnification period, they are referred to as formerly covered loans.

First Financial evaluates acquired loans for impairment in accordance with the provisions of FASB Accounting Standards Codification (ASC) Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. Acquired loans with evidence of credit deterioration since origination are accounted for under FASB ASC Topic 310-30 and are referred to as purchased impaired loans. Interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all purchased impaired loans.

For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial groups acquired loans into pools based on common risk characteristics. Expected cash flows are re-estimated periodically for all purchased impaired loans. The cash flows expected to be collected are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense on a discounted basis during the period (see "Allowance for loan and lease losses" below). Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

For acquired loans that prepay, noninterest income may be recorded related to the accelerated recognition of the remaining purchase discount that would have been recognized over the life of the loan had it not prepaid, offset by a related adjustment to the FDIC indemnification asset if the loan is still covered under FDIC loss sharing protection. This scenario can occur either through a loan sale or ordinary prepayments that are typical in a loan portfolio.

Acquired loans outside the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Allowance for loan and lease losses. For each reporting period, management maintains the allowance for loan and lease losses (ALLL or the allowance) at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change.

Management's determination of the adequacy of the allowance is based on an assessment of the probable loan and lease losses inherent in the portfolio given the conditions at the time. The allowance is generally increased by provision expense and decreased by charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full, either through payments from the borrower or from the liquidation of collateral, is unlikely.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans, construction, commercial real estate and mezzanine loans, loan relationships greater than $250,000 that are considered impaired, or designated as a troubled debt restructuring (TDR), are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources, payment record, guarantor support and the realizable value of any collateral.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by loan type, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies and other influencing factors.

Consumer loans are generally evaluated by loan type, as these loans exhibit homogeneous characteristics. The allowance for consumer loans, which includes residential real estate, installment, home equity, credit card loans and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions and other significant influencing factors. Consumer loans greater than $100,000 classified as TDRs are individually evaluated to determine an appropriate allowance.
For loans purchased impaired, expected cash flows are re-estimated periodically with declines in gross expected cash flows at the pool level recorded as provision expense during the period. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The related, estimated reimbursement for loan losses due from the FDIC under loss sharing agreements, if applicable, is recorded as both FDIC loss sharing income and an increase to the FDIC indemnification asset.

Reserve for unfunded commitments. First Financial maintains a reserve that it considers sufficient to absorb probable losses inherent in standby letters of credit and outstanding loan commitments and is included in Accrued interest and other liabilities on the Consolidated Balance Sheets. The determination of the adequacy of the reserve is based upon an evaluation of the unfunded credit facilities, including consideration of historical commitment utilization experience, credit risk rating and historical loss rates, consistent with the allowance for loan and lease losses methodology previously discussed. Adjustments to the reserve for unfunded commitments are included in Other noninterest expense in the Consolidated Statements of Income.

FDIC indemnification asset. The FDIC indemnification asset results from the loss sharing agreements entered into in conjunction with First Financial's FDIC-assisted transactions, and is measured separately from the related assets covered by loss sharing agreements with the FDIC (covered assets) as it is not contractually embedded in those assets and is not transferable should First Financial choose to dispose of the covered assets. The FDIC indemnification asset represents expected reimbursements from the FDIC for losses on covered assets. Pursuant to the terms of the loss sharing agreements, covered assets are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. The FDIC indemnification asset was recorded at its estimated fair value at the time of the FDIC-assisted transactions. Fair values were estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. These cash flows were discounted to reflect the uncertainty of the timing of the loss sharing reimbursement from the FDIC.

The accounting for FDIC indemnification asset is closely related to the accounting for the underlying, indemnified assets as well as on-going assessment of the collectibility of the assets. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows and are reflected as a yield adjustment on the indemnification asset. Declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows and are reflected as both FDIC loss sharing income and an increase to the indemnification asset. The collectibility assessment includes evaluation of claims activity with the FDIC, adjustments to the indemnification asset from the accelerated discount on covered loans, the yield on the indemnification asset in relation to the yield on the underlying covered loans and the remaining term of the loss sharing agreements. Changes in the assessed collectibility of the indemnification asset, if any, are recognized as FDIC indemnification impairment in Noninterest expenses in the Consolidated Statements of Income.

Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are principally computed on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the base term of the respective lease or the useful life of the asset. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are charged to operations as incurred.

Goodwill and other indefinite lived intangible assets. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and intangible assets deemed to have indefinite lives, if any, are not amortized, but are subject to annual impairment tests. First Financial performs its annual impairment test effective October 1, or whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. First Financial reviews goodwill for impairment using both income and asset-based approaches.

Core deposit intangibles. Core deposit intangibles represent the estimated value of acquired relationships with deposit customers. The estimated fair value of core deposit intangibles are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their useful lives.

Other real estate owned (OREO). OREO represents properties acquired by the Company primarily through the loan foreclosure or repossession process, or other resolution activity that results in partial or total satisfaction of problem loans. OREO properties are recorded at the lower of cost or fair value, less estimated disposal costs (net realizable value) upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Management performs periodic valuations to assess the adequacy of the recorded OREO balances and subsequent write-downs in the carrying value of OREO properties are expensed as incurred. Improvements to OREO properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Certain OREO properties are subject to loss sharing agreements whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. When management disposes of an OREO property subject to loss sharing agreements, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income, and, in general, are substantially offset by a related adjustment to the FDIC indemnification asset.

Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recognized in the Consolidated Financial Statements as a component of noninterest expense.

Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions. The assumptions used in pension accounting include those related to the discount rates, the expected return on plan assets and the rate of compensation increase.

Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet.

The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

First Financial utilizes interest rate swaps designated as fair value hedges as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile.  First Financial utilizes interest rate swaps designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates.

Back to back swaps - First Financial enters into swap agreements with commercial borrowers and simultaneously enters into offsetting swap agreements, with substantially matching terms, with institutional counterparties. These matched interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements.  This results in First Financial’s loan customers receiving fixed rate funding, while providing First Financial with a floating rate asset.

First Financial's matched interest rate swaps qualify as derivatives, but are not designated as hedging instruments. The net interest receivable or payable on matched interest rate swaps is accrued and recognized as an adjustment to interest income.  The fair values of back to back swaps are included within Accrued interest and other assets and Accrued interest and other liabilities on the Consolidated Balance Sheets.

Pay fixed interest rate swaps - For unmatched, pay fixed interest rate swaps, which qualify for hedge accounting, the corresponding fair-value adjustment is included on the Consolidated Balance Sheets in the carrying value of the hedged item. The net interest receivable or payable on unmatched interest rate swaps is accrued and recognized as an adjustment to the interest income of the hedged item.  Gains and losses from derivatives not considered effective in hedging the change in fair value of the hedged item, if any, are recognized in income immediately.

Cash flow hedges - The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense, while the fair value is included within Accrued interest and other assets or Accrued interest and other liabilities on the Consolidated Balance Sheets. Changes in the fair value of interest rate swaps designated as cash flow hedges are included in accumulated other comprehensive income (loss). Gains and losses from derivatives not considered effective in hedging the cash flows related to the hedged items, if any, are recognized in income immediately.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that First Financial will incur a loss because a counterparty fails to meet its contractual obligations. Generally, the credit risk associated with interest rate swaps is significantly less than the notional values associated with these instruments. The notional values represent contractual balances on which the calculations of amounts to be exchanged are based. First Financial manages this credit risk through counterparty credit policies.

Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards for and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. The amortization of stock-based compensation expense reflects estimated forfeitures, adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, canceled or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings per share. Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents, which consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock-based compensation plans and the assumed conversion of common stock warrants, are calculated using the treasury stock method.

Cash and due from banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest bearing deposits held at other banks.

Segments and related information. Consistent with prior years, management continued to review operating performance and make decisions as one banking segment in 2014.